Horizon Multi-Asset Income Fund
PORTFOLIO OF INVESTMENTS
February 29, 2020 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES - 53.5%
	Exchange Traded Funds - 53.5%
42,672	iShares 20+ Year Treasury Bond ETF	$6,627,388
66,532	iShares Global Infrastructure ETF	2,936,723
46,369	iShares iBoxx Investment Grade Corporate Bond ETF	6,129,055
76,368	iShares International Select Dividend ETF (f)	2,302,495
75,850	iShares JP Morgan USD Emerging Markets Bond ETF	8,656,002
85,926	SPDR Bloomberg Barclays Convertible Securities ETF	4,739,678
22,674	SPDR S&P 500 ETF (e)	6,717,399
68,524	X-Trackers USD High Yield Corporate Bond ETF	3,366,584
	TOTAL EXCHANGE TRADED FUNDS (Cost - $41,251,382)	41,475,324

	COMMON STOCKS - 31.9%
	Advertising - 0.1%
2,681	Interpublic Group of Cos., Inc.	57,266

	Aerospace/Defense - 0.0% (b)
96	Lockheed Martin Corp.	35,508

	Agriculture - 0.2%
1,908	Altria Group, Inc.	77,026
948	Philip Morris International, Inc.	77,613
		154,639
	Auto Manufacturers - 0.2%
10,102	Ford Motor Co.	70,310
1,655	General Motors Co.	50,477
		120,787
	Banks - 1.3%
3,907	Huntington Bancshares, Inc.	47,939
2,693	KeyCorp	44,031
18,022	PacWest Bancorp	570,216
22,942	Umpqua Holdings Corp.	353,077
		1,015,263
	Beverages - 0.1%
802	Coca-Cola Co.	42,899

	Chemicals - 0.1%
701	LyondellBasell Industries NV, Class A	50,094

	Commercial Services - 0.1%
2,777	H&R Block, Inc.	57,400
1,625	Western Union Co.	36,384
		93,784
	Computers - 0.1%
531	International Business Machines Corp.	69,110

	Diversified Financial Services - 1.8%
39,999	Invesco, Ltd.	575,985
10,916	Lazard, Ltd.	391,011
33,464	Waddell & Reed Financial, Inc.	460,465
		1,427,461

	Electric - 1.0%
718	Alliant Energy Corp.	37,422
474	American Electric Power Co., Inc.	42,309
2,409	CenterPoint Energy, Inc.	55,455
586	CMS Energy Corp.	35,406
843	Dominion Energy, Inc.	65,906
362	DTE Energy Co.	40,425
683	Edison International	45,891
389	Entergy Corp.	45,478
455	Eversource Energy	39,339
1,081	Exelon Corp.	46,602
990	FirstEnergy Corp.	44,085
129	NextEra Energy, Inc.	32,606
590	Pinnacle West Capital Corp.	52,799
1,944	PPL Corp.	58,339
817	Public Service Enterprise Group, Inc.	41,920
252	Sempra Energy	35,225
447	WEC Energy Group, Inc.	41,271
599	Xcel Energy, Inc.	37,330
		797,808
	Electrical Components & Equipment - 0.0% (b)
513	Emerson Electric Co.	32,888

	Electronics - 0.0% (b)
354	Garmin, Ltd.	31,290

	Finance and Insurance - 0.3%
452	Bank of Hawaii Corp.	33,638
4,400	FNB Corp/PA	44,396
2,413	Old Republic International Corp.	47,584
853	Truist Financial Corp.	39,358
1,118	Trustmark Corp.	30,074
1,398	United Bankshares Inc/WV	40,374
		235,424
	Food - 0.1%
1,047	General Mills, Inc.	51,303

	Forest Products & Paper - 0.1%
1,449	International Paper Co.	53,555

	Gas - 0.1%
1,583	NiSource, Inc.	42,773

	Home Furnishings - 0.0% (b)
916	Leggett & Platt, Inc.	36,329

	Household Products/Wares - 0.1%
330	Kimberly-Clark Corp.	43,293

	Information - 0.1%
1,721	Cinemark Holdings, Inc.	44,677

	Insurance - 2.9%
18,357	Artisan Partners Asset Management, Inc.	524,643
316	Cincinnati Financial Corp.	29,464
1,463	Federated Investors, Inc.	42,208

27,506	Hanmi Financial Corp.	429,094
3,491	Janus Henderson Group PLC	74,009
8,232	Mercury General Corp.	356,528
7,400	Principal Financial Group, Inc.	328,486
5,052	Prudential Financial, Inc.	381,173
4,898	Valley National Bancorp	45,551
		2,211,156
	Machinery - Construction & Mining - 0.0% (b)
289	Caterpillar, Inc.	35,905

	Manufacturing - 0.0% (b)
676	Sonoco Products Co.	32,590

	Miscellaneous Manufacturing - 0.1%
477	Eaton Corp PLC	43,273

	Oil & Gas - 0.3%
504	Chevron Corp.	47,044
1,069	Exxon Mobil Corp.	54,989
3,127	Occidental Petroleum Corp.	102,378
601	Valero Energy Corp.	39,816
		244,227
	Packaging & Containers - 0.0% (b)
378	Packaging Corp of America	34,254

	Pharmaceuticals - 0.1%
444	Merck & Co., Inc.	33,992
1,485	Pfizer, Inc.	49,629
		83,621
	Pipelines - 0.1%
979	ONEOK, Inc.	65,319

	Real Estate - 0.6%
12,425	Triton International, Ltd.	427,047

	Real Estate Investment Trusts - 20.5%
547	Acadia Realty Trust	12,493
47,484	AGNC Investment Corp.	809,127
728	Alexandria Real Estate Equities, Inc.	110,569
888	American Campus Communities, Inc.	38,575
1,626	American Homes 4 Rent	42,097
1,772	American Tower Corp.	401,890
1,209	Americold Realty Trust	37,080
89,363	Annaly Capital Management, Inc.	791,756
954	Apartment Investment & Management Co.	45,639
41,123	Apollo Commercial Real Estate Finance, Inc.	666,193
1,350	Apple Hospitality REIT, Inc.	17,644
41,869	ARMOUR Residential REIT, Inc.	756,991
901	AvalonBay Communities, Inc.	180,732
857	Blackstone Mortgage Trust, Inc.	30,903
924	Boston Properties, Inc.	119,141
1,103	Brandywine Realty Trust	14,979
1,941	Brixmor Property Group, Inc.	35,346
623	Camden Property Trust	66,026
1,192	Chimera Investment Corp.	23,423
747	Columbia Property Trust, Inc.	14,088

711	Corporate Office Properties Trust	18,017
924	Cousins Properties, Inc.	32,978
2,598	Crown Castle International Corp.	372,267
1,224	CubeSmart	37,051
1,289	DiamondRock Hospitality Co.	11,756
1,335	Digital Realty Trust, Inc.	160,347
1,044	Douglas Emmett, Inc.	39,860
2,335	Duke Realty Corp.	75,817
40,032	Dynex Capital, Inc.	684,547
243	EastGroup Properties, Inc.	30,552
498	EPR Properties	29,502
1,169	Equity LifeStyle Properties, Inc.	79,878
2,255	Equity Residential (a)	169,350
424	Essex Property Trust, Inc.	120,145
825	Extra Space Storage, Inc.	82,797
454	Federal Realty Investment Trust	52,818
821	First Industrial Realty Trust, Inc.	31,609
1,291	Gaming and Leisure Properties, Inc.	57,669
833	Healthcare Realty Trust, Inc.	28,572
1,308	Healthcare Trust of America, Inc.	40,731
3,064	Healthpeak Properties, Inc.	96,945
658	Highwoods Properties, Inc.	29,531
4,661	Host Hotels & Resorts, Inc.	67,491
983	Hudson Pacific Properties, Inc.	31,731
53,587	Invesco Mortgage Capital, Inc.	861,679
3,408	Invitation Homes, Inc.	97,776
755	JBG SMITH Properties	27,693
597	Kilroy Realty Corp.	43,396
2,748	Kimco Realty Corp.	47,678
542	Lamar Advertising Co.	45,387
1,603	Lexington Realty Trust	16,623
300	Life Storage, Inc.	32,373
519	Mack-Cali Realty Corp.	9,851
115,073	MFA Financial, Inc.	831,978
734	Mid-America Apartment Communities, Inc.	94,877
277	National Health Investors, Inc.	22,639
1,105	National Retail Properties, Inc.	56,189
59,451	New Residential Investment Corp.	925,058
172,468	New York Mortgage Trust, Inc.	983,068
1,365	Omega Healthcare Investors, Inc.	54,054
200,717	Orchid Island Capital, Inc.	1,150,108
1,287	Paramount Group, Inc.	15,637
1,192	Physicians Realty Trust	22,481
800	Piedmont Office Realty Trust, Inc.	17,272
4,743	Prologis, Inc.	399,740
129	PS Business Parks, Inc.	19,163
952	Public Storage	199,082
812	Rayonier, Inc.	21,542
2,050	Realty Income Corp.	148,400
1,084	Regency Centers Corp.	62,265
1,367	Retail Properties of America, Inc.	14,312
709	Rexford Industrial Realty, Inc.	33,160
1,097	RLJ Lodging Trust	14,491
1,061	Service Properties Trust	19,183
1,983	Simon Property Group, Inc.	244,068
528	SL Green Realty Corp.	41,416

644	Spirit Realty Capital, Inc.	29,302
1,797	Starwood Property Trust, Inc.	39,857
1,365	STORE Capital Corp.	44,854
585	Sun Communities, Inc.	89,435
1,445	Sunstone Hotel Investors, Inc.	15,823
69,807	Two Harbors Investment Corp.	945,885
1,884	UDR, Inc.	84,742
755	Urban Edge Properties	12,231
2,348	Ventas, Inc.	126,252
6,791	VEREIT, Inc.	58,810
2,944	VICI Properties, Inc.	73,777
1,011	Vornado Realty Trust	54,169
521	Washington Real Estate Investment Trust	13,989
785	Weingarten Realty Investors	21,140
2,560	Welltower, Inc.	191,539
87,575	Western Asset Mortgage Capital Corp.	877,501
1,093	WP Carey, Inc.	84,609
		15,933,207

	Retail - 0.1%
439	Darden Restaurants, Inc.	42,803
406	Genuine Parts Co.	35,419
193	McDonald's Corp.	37,475
		115,697
	Savings & Loans - 0.8%
54,568	New York Community Bancorp, Inc.	589,880
3,722	People's United Financial, Inc.	52,071
		641,951
	Semiconductors - 0.0% (b)
550	Intel Corp.	30,536

	Telecommunications - 0.2%
2,042	AT&T, Inc.	71,919
975	Verizon Communications, Inc.	52,806
		124,725
	Utilities - 0.3%
978	Avista Corp.	46,113
525	Black Hills Corp.	37,905
348	IDACORP, Inc.	33,631
930	New Jersey Resources Corp.	32,838
666	NorthWestern Corp.	46,846
1,195	OGE Energy Corp.	45,530
		242,863
	Wholesale Trade - 0.1%
294	Watsco, Inc.	46,152

	TOTAL COMMON STOCKS (Cost - $27,225,111)	24,748,674

	CONVERTIBLE PREFERRED STOCKS - 0.1%
	Finance and Insurance - 0.1%
3,475	Prudential Plc, 6.5%	90,350

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $94,558)	90,350

	PREFERRED STOCKS - 13.2%
	Banks - 1.4%
3,575	Bank of America Corp., Series CC, 6.2%	91,842
3,375	Bank of America Corp., Series EE, 6.0%	86,805
3,500	Citigroup, Inc., Series J, 7.1%	95,515
3,450	Citigroup, Inc., Series K, 6.9%	92,632
3,625	Citigroup, Inc., Series S, 6.3%	93,017
3,025	Goldman Sachs Group, Inc., Series J, 5.5%	77,379
3,650	JPMorgan Chase & Co., Series AA, 6.1%	92,674
3,700	JPMorgan Chase & Co., Series BB, 6.2%	93,869
3,725	JPMorgan Chase & Co., Series Y, 6.1%	93,237
3,250	PNC Financial Services Group, Inc., Series P, 6.1%	86,418
3,100	State Street Corp., Class D, 5.9%	80,631
3,250	Wells Fargo & Co., Series X, 5.5%	81,900
		1,065,919
	Finance and Insurance - 7.1%
3,125	Affiliated Managers Group, Inc., 5.9%	80,812
3,450	American Financial Group, Inc., 6.0%	87,975
3,250	American Financial Group, Inc., 5.9%	86,352
3,125	American International Group, Inc., Series A, 5.9%	82,500
3,575	Apollo Global Management, Inc., Series A, 6.4%	90,876
3,400	Apollo Global Management, Inc., Series B, 6.4%	88,162
3,225	Arch Capital Group Ltd., Series E, 5.3%	80,657
3,875	Ares Management Corp., Series A, 7.0%	103,889
3,200	Aspen Insurance Holdings, Ltd., 5.6%	80,672
3,225	Associated Banc-Corp., 5.4%	81,238
3,150	Axis Capital Holdings, Ltd., Series E, 5.5%	78,781
3,200	Bank of America Corp., Series GG, 6.0%	84,512
3,400	Brighthouse Financial, Inc., Series A, 6.6%	89,216
3,650	Capital One Financial Corp., Series F, 6.2%	93,075
3,350	Capital One Financial Corp., Series H, 6.0%	86,262
3,700	Capital One Financial Corp., Series B, 6.0%	92,537
3,375	Charles Schwab Corp., Series D, 6.0%	86,299
3,500	Charles Schwab Corp., Series C, 6.0%	89,250
3,250	Citizens Financial Group, Inc., Series D, 5.4%	87,457
3,700	Enstar Group, Ltd., Series D, 7.0%	99,900
3,200	Fifth Third Bancorp, Series I, 6.6%	86,400
3,450	Globe Life, Inc., 6.1%	91,390
3,200	Goldman Sachs Group, Inc., Series K, 6.4%	85,888
3,525	Goldman Sachs Group, Inc., Series N, 6.3%	90,980
3,775	Hanover Insurance Group, Inc., 6.4%	94,941
3,775	Hartford Financial Services Group, Inc., 7.9%	103,322
3,600	Huntington Bancshares, Inc., Series D, 6.3%	92,664
3,475	ING Groep NV, 6.1% (f)	88,265
3,025	JPMorgan Chase & Co., Series EE, 6.0%	80,888
3,100	JPMorgan Chase & Co., Series DD, 5.8%	82,212
3,150	KeyCorp, Series F, 5.7%	80,640
3,650	KKR & Co, Inc., Series B, 6.5%	98,148
3,825	KKR & Co, Inc., Series A, 6.8%	100,827
3,525	Legg Mason, Inc., 6.4%	91,121
3,250	Legg Mason, Inc., 5.5%	81,087
2,850	Morgan Stanley, Series K, 5.9%	75,696
3,075	Morgan Stanley, Series I, 6.4%	83,579
3,375	Morgan Stanley, Series E, 7.1%	93,690
3,275	Morgan Stanley, Series F, 6.9%	90,292
4,075	PartnerRe, Ltd., Series H, 7.3%	107,499
3,850	Prospect Capital Corp., 6.3%	97,867
3,375	Prudential Financial, Inc., 5.8%	85,590

3,350	Prudential Financial, Inc., 5.7%	84,186
3,000	Prudential Financial, Inc., 5.6%	78,060
3,250	Regions Financial Corp., Series B, 6.4%	88,628
3,875	Regions Financial Corp., Series A, 6.4%	98,425
3,200	Reinsurance Group of America, Inc., 6.2%	85,376
2,900	Reinsurance Group of America, Inc., 5.8%	75,893
3,325	RenaissanceRe Holdings, Ltd., Series E, 5.4%	82,793
3,150	RenaissanceRe Holdings, Ltd., Series F, 5.8%	82,562
3,225	State Street Corp., Series C, 5.3%	80,561
3,400	Stifel Financial Corp., Series B, 6.3%	88,366
3,575	Stifel Financial Corp., Series A, 6.3%	91,985
3,150	Truist Financial Corp., Series H, 5.6%	79,790
3,375	Unum Group, 6.3%	86,839
3,650	Wells Fargo & Co., Series, T, 6.3%	91,688
3,225	Wells Fargo & Co., Series R, 6.6%	88,462
3,150	Wells Fargo & Co., Series Q, 5.9%	80,924
3,225	Wells Fargo & Co., 5.2%	80,367
3,225	Wells Fargo & Co., Series Y, 5.6% (f)	82,076
3,375	Wells Fargo & Co., Series W, 5.7%	85,219
3,575	Wells Fargo & Co., Series V, 6.0%	90,948
3,350	WR Berkley Corp., 5.8%	85,190
		5,521,746
	Information - 0.4%
3,000	AT&T, Inc., 5.6%	78,120
4,250	United States Cellular Corp., 7.0%	106,972
4,200	United States Cellular Corp., 7.3%	106,638
		291,730
	Insurance - 0.2%
3,250	Arch Capital Group, Ltd., Series F, 5.5%	81,998
3,025	MetLife, Inc., Series E, 5.6%	79,134
		161,132
	Management of Companies and Enterprises - 0.1%
3,275	Cullen/Frost Bankers, Inc., 5.4%	81,777

	Manufacturing - 0.2%
3,575	Brunswick Corp., 6.6%	91,270
3,450	Brunswick Corp., 6.4%	88,251
		179,521
	Professional, Scientific, and Technical Services - 0.1%
3,400	eBay, Inc., 6.0%	87,686

	Real Estate and Rental and Leasing - 0.3%
3,375	Air Lease Corp., Series A, 6.2%	85,793
3,150	Bank of America Corp., Series HH, 5.9%	83,223
3,850	Brookfield Property Partners LP, Series A-1, 6.5%	96,250
		265,266

	REITS - 1.7%
3,725	American Homes 4 Rent, Series D, 6.5%	96,515
3,200	Boston Properties, Inc., Series B, 5.3%	81,056
3,150	Digital Realty Trust, Inc., Series K, 5.9%	83,790
3,700	Digital Realty Trust, Inc., Series C, 6.6%	98,901
3,200	Digital Realty Trust, Inc., Series J, 5.3%	80,864
3,825	Digital Realty Trust, Inc., Series I, 6.4%	98,685
3,700	Digital Realty Trust, Inc., Series G, 5.9%	93,795
3,400	EPR Properties, Series G, 5.8%	85,850

3,225	Public Storage, Series B, 5.4%	81,689
3,225	Public Storage, Seris W, 5.2%	80,625
3,825	SL Green Realty Corp., Series I, 6.5%	97,958
5,963	Vereit, Inc., Series F, 6.7%	149,075
3,375	Vornado Realty Trust, Series L, 5.4%	84,375
3,525	Vornado Realty Trust, Series K, 5.7%	88,689
		1,301,867

	Transportation and Warehousing - 0.3%
3,325	Enbridge, Inc., Series B, 6.4%	84,322
5,250	Targa Resources Partners LP, Series A, 9.0%	129,570
		213,892
	Utilities - 1.4%
3,500	Algonquin Power & Utilities Corp., 6.9%	92,330
3,000	CMS Energy Corp., 5.9%	78,450
3,125	CMS Energy Corp., 5.9%	81,812
3,125	CMS Energy Corp., 5.6%	78,781
3,250	DTE Energy Co., Series F, 6.0%	83,850
3,250	DTE Energy Co., Series B, 5.4%	81,413
3,075	Duke Energy Corp., 5.6%	80,780
2,975	Duke Energy Corp., Series A, 5.8%	79,849
3,125	Entergy New Orleans, LLC., 5.5%	78,688
2,950	NextEra Energy Capital Holdings, Inc., Series N, 5.7%	77,231
3,375	NiSource, Inc., Series B, 6.5%	88,729
3,525	PPL Capital Funding, Inc., Series B, 5.9%	88,160
3,600	Southern Co., 6.3%	91,368
		1,081,441
	TOTAL PREFERRED STOCKS (Cost - $10,595,280)	10,251,977

	SHORT TERM INVESTMENTS - 1.5%
	Money Market Funds - 1.5%
1,145,775	First American Treasury Obligations Fund, Class X, 1.49% (d)	1,145,775
	TOTAL SHORT TERM INVESTMENTS (Cost - $1,145,775)	1,145,775

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 3.0%
2,322,750	First American Government Obligations Fund, Class Z, 1.43 (d)	2,322,750
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $2,322,750)	2,322,750

	TOTAL INVESTMENTS - 103.2% (Cost - $82,634,857)	80,034,850
	Liabilities in Excess of Other Assets - (3.2)%	(2,465,611)
	NET ASSETS - 100.0%	$77,569,239

Contracts		Notional Value	Value
	SCHEDULE OF WRITTEN PUT OPTIONS - (0.2)% (a)(c)
27	iShares 20+ Year Treasury Bond ETF
	Expiration: March 2020, Exercise Price $147	419,337	1,958
97	iShares iBoxx $ Investment Grade Corporate Bond ETF
	Expiration: March 2020, Exercise Price $131	1,282,146	7,275
153	iShares iBoxx High Yield Corporate Bond ETF
	Expiration: March 2020, Exercise Price $88	1,316,412	41,922
69	iShares MSCI EAFE ETF
	Expiration: March 2020, Exercise Price $68	429,456	42,090
17	SPDR S&P 500 ETF Trust
	Expiration: March 2020, Exercise Price $325	503,642	50,099
	TOTAL WRITTEN PUT OPTIONS (Premiums Received $26,932)		143,344

	TOTAL OPTIONS WRITTEN (Premiums Received $26,932)		$143,344

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) Less than 0.1%.
(c) Each Option is exercisable into 100 shares of the underlying security.
(d) Money Market Fund; interest rate reflects seven-day yield on February 29, 2020.
(e) All or a portion of the security is segregated as collateral for written options. The value of the securities segregated as collateral for written options is $5,925,200.
(f) All or a portion of this security is out on loan as of February 29, 2020.